Accounting Policies and Basis for Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant accounting policies [line items]
Description of economy qualifies as hyper inflationary pursuant	the standard sets forth certain factors that should be considered, including a three-year cumulative inflation rate reaching or exceeding 100%.
Reference exchange rate, U.S. Dollars	102.75	84.145
"Legal reserve as percentage of net income "	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%